Shareholder Report, Holdings (Details) - LAFFER|TENGLER Equity Income ETF	Jan. 31, 2025
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.73%
American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
JPMorgan Chase & Co
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.53%
RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Goldman Sachs Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Abbvie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.86%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	10.86%
CONSMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	5.07%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	5.78%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	17.98%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	8.68%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	13.52%
INFORMATION TECHNOLOGY - HARDWARE
Holdings [Line Items]
Percent of Net Asset Value	17.44%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
Holdings [Line Items]
Percent of Net Asset Value	12.36%
MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%